Risk management section - ING Bank Funding Mix (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Funding type	100.00%	100.00%
Retail deposits [member]
Disclosure of financial liabilities [line items]
Funding type	50.00%	51.00%
Corporate & other deposits [member]
Disclosure of financial liabilities [line items]
Funding type	21.00%	22.00%
Lending/repurchase agreement [member]
Disclosure of financial liabilities [line items]
Funding type	7.00%	6.00%
Interbank (incl. central bank) [member]
Disclosure of financial liabilities [line items]
Funding type	5.00%	5.00%
CD CP [Member]
Disclosure of financial liabilities [line items]
Funding type	6.00%	4.00%
Long-term Public debt [member]
Disclosure of financial liabilities [line items]
Funding type	11.00%	10.00%
Subordinated debt [member]
Disclosure of financial liabilities [line items]
Funding type	2.00%	2.00%